Schedule IV Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	$ 76,000,000	$ 74,000,000	$ 72,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	39,987,000,000	42,582,000,000	46,897,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	2,664,353,000,000	2,540,317,000,000	2,325,041,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	2,624,442,000,000	2,497,809,000,000	2,278,216,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	101.52%	101.70%	102.06%
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	76,000,000	74,000,000	72,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	39,987,000,000	42,582,000,000	46,897,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	2,664,353,000,000	2,540,317,000,000	2,325,041,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	2,624,442,000,000	2,497,809,000,000	2,278,216,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	101.52%	101.70%	102.06%
US Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	2,600,000	2,700,000	2,300,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	197,000,000	196,600,000	193,200,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	4,187,100,000	3,991,000,000	3,511,600,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	3,992,700,000	3,797,100,000	3,320,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	104.87%	105.11%	105.75%
Canada Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	104,700,000	280,600,000	268,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	940,100,000	1,077,800,000	882,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	835,300,000	797,200,000	614,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	112.55%	135.20%	143.58%
Europe And South Africa Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	30,000,000	32,400,000	28,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	1,224,400,000	950,900,000	810,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	1,194,500,000	918,500,000	782,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	102.50%	103.53%	103.70%
Asia Pacific Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	36,800,000	31,600,000	28,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	1,341,300,000	1,170,700,000	1,027,800,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	1,304,500,000	1,139,100,000	998,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	102.82%	102.77%	102.89%
Corporate And Other Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	8,700,000	7,800,000	8,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	8,700,000	7,800,000	8,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	100.00%	100.00%	100.00%
Total Premiums [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	2,600,000	2,700,000	2,300,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	368,500,000	541,200,000	519,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	7,701,600,000	7,198,200,000	6,241,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	$ 7,335,700,000	$ 6,659,700,000	$ 5,725,200,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	104.99%	108.09%	109.03%